Investment in Whistler	12 Months Ended
Dec. 31, 2017
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Investment in Whistler

9.	Investment in Whistler

As at December 31, 2017, the investment represents an approximate 20.3% (2016 - 21.5%) ownership in Whistler Medical Marijuana Company (“Whistler”), incorporated in Canada. Whistler is a Licensed Producer with operations in British Columbia, Canada.

Summarized financial information of Whistler is as follows:

	2017	2016
Current assets	$4,163	$2,233
Non-current assets	13,645	3,855
Current liabilities	3,676	1,649
Non-current liabilities	—	865
Revenue	$3,813	$2,817
Income from continuing operations	814	757

Reconciliation of the carrying amount of the investment is as follows:

	2017	2016
Balance - beginning of the year	$2,566	$2,405
Purchase of additional shares	1,076	—
Company’s share of dividends paid	—	(2)
Company’s share of income	165	163

Balance - end of the year	$3,807	$2,566